CAPITAL STOCK - Disclosure of detailed information about summary of warrants outstanding (Details)	12 Months Ended
Dec. 31, 2021 Share $ / shares
Share purchase warrants
Outstanding, beginning of period | Share	0
Issued | Share	3,500,005
Outstanding, end of period | Share	3,500,005
Weighted average exercise price
Weighted average exercise price, beginning of period | $ / shares	$ 0
Weighted average exercise price, Issued | $ / shares	0.91 [1]
Weighted average exercise price, end of period | $ / shares	$ 0.91

[1]	These warrants are denominated in CAD and have been translated based on the exchange rate of $1.00 = $1.2637 CAD, which is the rate in effect on the date of issuance of March 4, 2021.